Other Gains and (Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Gains and (Losses) [Abstract]
Gain on disposals of property, plant and equipment	$ 1,380	$ 171	$ 10,541
Foreign exchange gain	(49)	(48)	54
Provision / reversal of inventory obsolescence	(196,124)	(101,256)	(1,667)
Bad debt provision of trade receivables			(331,196)
Impairment of prepayments in land purchase and related construction			(11,649,038)
Impairment of property	(13,311,557)
Others	(15,950)	(21,110)	847,539
Other gains (losses)	$ (13,522,300)	$ (122,243)	$ (11,123,767)